Document and Entity Information	Nov. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2024
Entity File Number	000-56269
Entity Registrant Name	Marathon Bancorp, Inc. /MD/
Entity Central Index Key	0001835385
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	86-2191258
Entity Address, Address Line One	500 Scott Street
Entity Address, City or Town	Wausau
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54403
City Area Code	715
Local Phone Number	845-7331
Title of 12(b) Security	NA
Trading Symbol	NA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false